Subsequent Events (Details) - USD ($) shares in Thousands, $ in Millions							1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 09, 2021	Oct. 27, 2021	Oct. 06, 2021	Mar. 11, 2021	Feb. 17, 2021	Jan. 28, 2021	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Options granted									1,707	4,293	1,563	3,995
Stock options | 2021 Omnibus Equity Incentive Plan
Subsequent Event [Line Items]
Options granted					365	73
Stock options | Subsequent Event | 2021 Omnibus Equity Incentive Plan
Subsequent Event [Line Items]
Options granted		11
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Other than stock options granted							37	75	1,720	1,510
Restricted Stock Units (RSUs) | 2021 Omnibus Equity Incentive Plan
Subsequent Event [Line Items]
Options granted						268
Restricted Stock Units (RSUs) | Subsequent Event | 2021 Omnibus Equity Incentive Plan
Subsequent Event [Line Items]
Options granted				9	213
Other than stock options granted		36	13
Open Slate | Subsequent Event
Subsequent Event [Line Items]
Cash portion of acquisition payment	$ 125
Equity portion of acquisition payment	25
Total consideration	$ 150